Segment Information - Schedule of Operating Segments (Details) - EUR (€) € in Thousands	3 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Cost of sales	€ 177,956	€ 143,685
Foreign exchange loss	3,238	11,871
Acquisition-related gain from bargain purchase	12,317
Depreciation and amortization	(30,158)	(26,192)
Profit before tax	69,184	39,252
Total Reportable Segments
Disclosure of operating segments [line items]
Revenue	401,310	360,562
Cost of sales	(177,942)	(143,450)
Adjusted EBITDA	114,874	107,384
Foreign exchange loss	(3,238)	(11,871)
Acquisition-related gain from bargain purchase	12,317
Acquisition-related distributor mark-up reversal	(6,800)
Acquisition-related transaction costs	(185)
EBITDA	108,491	90,222
Depreciation and amortization	(30,158)	(26,192)
Finance costs, net	(9,149)	(24,778)
Profit before tax	69,184	39,252
Total Reportable Segments | Americas
Disclosure of operating segments [line items]
Revenue	221,774	210,700
Cost of sales	(96,785)	(83,167)
Adjusted EBITDA	67,393	66,392
Total Reportable Segments | EMEA
Disclosure of operating segments [line items]
Revenue	119,218	102,759
Cost of sales	(50,720)	(39,991)
Adjusted EBITDA	27,810	26,791
Total Reportable Segments | APAC
Disclosure of operating segments [line items]
Revenue	60,318	47,103
Cost of sales	(30,437)	(20,292)
Adjusted EBITDA	19,671	14,201
Corporate / Other
Disclosure of operating segments [line items]
Adjusted EBITDA	€ (8,477)	€ (5,291)